OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER LONG-TERM LIABILITIES [Abstract]
Components of other long-term liabilities

(in thousands of $)	2013	2012
Deferred gain on sale of Golar Maria (see note 6)	16,660	—
Tax benefits on intra-group transfers of long-term assets	5,204	9,022
Pension obligations (see note 28)	35,645	40,097
Guarantees issued to Golar Partners (see note 5)	22,369	23,265
Other	4,388	131
	84,266	72,515